Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by fair value hierarchy level.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$4,029.4	$–	$–	$–	$4,029.4
Obligations of States and Political Subdivisions	–	15.8	–	–	15.8
Government Sponsored Agency	–	16,771.4	–	–	16,771.4
Corporate Debt	–	2,676.7	–	–	2,676.7
Non-U.S. Government	–	173.7	–	–	173.7
Residential Mortgage-Backed	–	163.8	–	–	163.8
Other Asset-Backed	–	1,604.8	–	–	1,604.8
Certificates of Deposit	–	2,418.1	–	–	2,418.1
Auction Rate	–	–	178.3	–	178.3
Other	–	2,160.5	–	–	2,160.5

Total	4,029.4	25,984.8	178.3	–	30,192.5

Trading Account	–	8.0	–	–	8.0

Total	4,029.4	25,992.8	178.3	–	30,200.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	3,087.3	–	–	3,087.3
Interest Rate Swaps	–	338.3	–	–	338.3
Credit Default Swaps	–	.7	–	–	.7

Total	–	3,426.3	–	(2,243.7)	1,182.6

All Other	71.4	35.1	–	–	106.5

Total	71.4	3,461.4	–	(2,243.7)	1,289.1

Total Assets at Fair Value	4,100.8	29,454.2	178.3	(2,243.7)	31,489.6

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	2,991.6	–	–	2,991.6
Interest Rate Swaps	–	231.9	–	–	231.9
Credit Default Swaps	–	.1	–	–	.1

Total	–	3,223.6	–	(2,281.0)	942.6

All Other	–	–	100.6	–	100.6

Total Liabilities at Fair Value	$–	$3,223.6	$100.6	$(2,281.0)	$1,043.2

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING *	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$658.4	$–	$–	$–	$658.4
Obligations of States and Political Subdivisions	–	36.3	–	–	36.3
Government Sponsored Agency	–	11,970.7	–	–	11,970.7
Corporate Debt	–	2,554.0	–	–	2,554.0
Non-U.S. Government	–	440.6	–	–	440.6
Residential Mortgage-Backed	–	254.6	–	–	254.6
Other Asset-Backed	–	1,605.7	–	–	1,605.7
Certificates of Deposit	–	1,402.5	–	–	1,402.5
Auction Rate	–	–	367.8	–	367.8
Other	–	611.3	–	–	611.3

Total	658.4	18,875.7	367.8	–	19,901.9

Trading Account	–	6.8	–	–	6.8

Total	658.4	18,882.5	367.8	–	19,908.7

Other Assets
Derivatives
Foreign Exchange Contracts	–	5,792.8	–	–	5,792.8
Interest Rate Swaps	–	285.8	–	–	285.8
Interest Rate Options	–	.1	–	–	.1
Forward Contracts	–	.5	–	–	.5

Total	–	6,079.2	–	(4,770.9)	1,308.3

All Other	65.9	37.4	–	–	103.3

Total	65.9	6,116.6	–	(4,770.9)	1,411.6

Total Assets at Fair Value	724.3	24,999.1	367.8	(4,770.9)	21,320.3

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	5,781.3	–	–	5,781.3
Interest Rate Swaps	–	163.7	–	–	163.7
Interest Rate Options	–	.1	–	–	.1
Credit Default Swaps	–	2.8	–	–	2.8
Forward Contracts	–	.2	–	–	.2

Total	–	5,948.1	–	(4,106.4)	1,841.7

All Other	–	–	58.6	–	58.6

Total Liabilities at Fair Value	$–	$5,948.1	$58.6	$(4,106.4)	$1,900.3

* Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of $2,952.7 million and $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Changes in Level 3 Assets

The following presents the changes in Level 3 assets for the years ended December 31, 2011 and 2010.

	AUCTION RATE SECURITIES
(In Millions)	2011	2010
Fair Value at January 1	$367.8	$427.7
Total Realized and Unrealized
Losses (Gains) Included in Earnings	(10.7)	(3.7)
Gains (Losses) Included in Other Comprehensive Income	(19.0)	(7.2)
Purchases, Issuances, Sales, and Settlements
Sales	(1.5)	(.3)
Settlements	(158.3)	(48.7)

Fair Value at December 31	$178.3	$367.8

Changes in Level 3 Liabilities

The following presents the changes in Level 3 liabilities for the years ended December 31, 2011 and 2010.

	OTHER LIABILITIES
(In Millions)	2011	2010
Fair Value at January 1	$58.6	$94.4
Total Realized and Unrealized (Gains) Losses
Included in Earnings	(.6)	(4.5)
Included in Other Comprehensive Income	–	–
Purchases, Issuances, Sales, and Settlements
Issuances	68.4	3.4
Settlements	(25.8)	(34.7)

Fair Value at December 31	100.6	$58.6
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at December 31	$–	$–

Assets Measure at Fair Value on Nonrecurring Basis

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2011 and 2010, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
December 31, 2011
Loans (1)	$–	$–	$64.3	$64.3
Other Real Estate Owned (2)	–	–	3.8	3.8

Total Assets at Fair Value	$–	$–	$68.1	$68.1
December 31, 2010

Loans (1)	$–	$–	$72.4	$72.4
Other Real Estate Owned (2)	–	–	13.5	13.5

Total Assets at Fair Value	$–	$–	$85.9	$85.9

(1) Northern Trust provided an additional $11.3 million and $22.5 million of specific allowances to reduce the fair value of these loans during the years ended December 31, 2011 and 2010, respectively.

(2) Northern Trust charged $1.5 million and $4.9 million through other operating expenses during the years ended December 31, 2011 and 2010, respectively, to reduce the fair values of these Other Real Estate Owned (OREO) properties.

Book and Fair Values of Financial Instruments

The following table summarizes the fair values of financial instruments.

	DECEMBER 31
	2011		2010
(In Millions)	BOOK VALUE	FAIR VALUE	BOOK VALUE	FAIR VALUE
ASSETS
Cash and Due from Banks	$4,315.3	$4,315.3	$2,818.0	$2,818.0
Federal Funds Sold and Resell Agreements	121.3	121.3	160.1	160.1
Interest-Bearing Deposits with Banks	16,696.4	16,696.4	15,351.3	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	13,448.6	10,924.6	10,924.6
Securities
Available for Sale	30,192.5	30,192.5	19,901.9	19,901.9
Held to Maturity	799.2	817.1	922.2	941.8
Trading Account	8.0	8.0	6.8	6.8
Loans (excluding Leases)
Held for Investment	27,782.7	27,913.7	26,747.8	26,814.2
Held for Sale	9.3	9.3	2.2	2.2
Client Security Settlement Receivables	778.3	778.3	701.3	701.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	172.9	185.5	185.5
Affordable Housing Investments	290.8	290.8	265.4	265.4
All Other	106.5	106.5	103.3	103.3
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	43,751.2	43,751.2	24,810.3	24,810.3
Savings Certificates and Other Time	3,058.3	3,065.5	3,913.0	3,929.7
Non-U.S. Offices Interest-Bearing	35,868.0	35,868.0	35,472.4	35,472.4
Federal Funds Purchased	815.3	815.3	3,691.7	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	1,198.8	954.4	954.4
Other Borrowings	931.5	931.5	347.7	347.7
Senior Notes	2,126.7	2,197.3	1,896.1	1,936.5
Long Term Debt (excluding Leases)
Subordinated Debt	1,033.4	1,040.0	1,148.7	1,177.2
Federal Home Loan Bank Borrowings	1,055.0	1,082.1	1,532.5	1,613.5
Floating Rate Capital Debt	276.9	211.6	276.9	223.2
Other Liabilities
Financial Guarantees	43.8	43.8	58.6	58.6
Contingent Consideration	56.8	56.8	—	—
Loan Commitments	28.9	28.9	32.4	32.4
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	25.2	25.2	44.9	44.9
Liabilities	31.8	31.8	51.4	51.4
Interest Rate Swaps
Assets	149.6	149.6	134.6	134.6
Liabilities	47.3	47.3	15.3	15.3
Credit Default Swaps
Assets	.7	.7	–	–
Liabilities	.1	.1	2.8	2.8
Forward Contracts
Assets	–	–	.5	.5
Liabilities	–	–	.2	.2
Client-Related and Trading
Foreign Exchange Contracts
Assets	3,062.1	3,062.1	5,747.9	5,747.9
Liabilities	2,959.8	2,959.8	5,729.9	5,729.9
Interest Rate Swaps
Assets	188.7	188.7	151.2	151.2
Liabilities	184.6	184.6	148.4	148.4
Interest Rate Option
Assets	–	–	.1	.1
Liabilities	–	–	.1	.1